Leases Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases Obligations [Abstract]
Summary of Future Minimum Lease Payments

The amount of future minimum lease payments as of December 31, 2020 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	12,243	Ps.	(1,526)	Ps.	10,717

Less than two years	Ps.	14,410	Ps.	(612)	Ps.	13,798
Less than three years		1,717		(39)		1,678
Liabilities for assets in lease long term		16,127		(651)		15,476
Total liabilities for leased assets	Ps.	28,370	Ps.	(2,177)	Ps.	26,193